Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.05%(a)
Alabama–2.29%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,279,153
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	189,278
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	940	1,137,306
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(b)	5.50%	01/01/2043	1,900	1,225,272
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,195	1,776,403
Series 2016 A, RB(c)	5.00%	09/01/2046	2,100	2,964,255
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	615	692,355
				12,264,022
Alaska–0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,465	3,592,443
Arizona–3.78%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,874,033
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	819	866,471
Series 2020 A, RB(d)	5.00%	12/15/2050	300	326,676
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2038	1,200	1,128,972
Series 2019 B, RB	5.13%	01/01/2054	60	48,628
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	870	894,778
City of Phoenix Civic Improvement Corp.;
Series 2020, RB(c)	5.00%	07/01/2049	2,250	2,766,038
Series 2020-XM0924, RB(c)	5.00%	07/01/2044	1,495	1,967,136
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,079,900
Series 2017, Ref. RB	5.00%	11/15/2045	665	693,921
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	165	183,074
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	380	432,721
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,443,475
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(e)	5.00%	07/01/2042	1,160	1,372,732
Series 2017 A, RB(e)	5.00%	07/01/2047	1,855	2,178,327
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	270	280,868
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	885	906,195
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	849,042
				20,292,987
Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	615,705
California–18.46%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(f)(g)	0.00%	09/01/2021	7,265	7,228,748
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)	5.00%	04/01/2056	1,890	2,212,491
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	838,800
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	$ 275	$ 327,071
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,245	229,192
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	8,390	650,896
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	2,984,436
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,181,828
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,346,718
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,488,645
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,262,480
Series 2020-XM0909, GO Bonds(c)	3.00%	11/01/2050	1,750	1,878,520
Series 2020-XX1123, Ctfs.(c)(h)	4.00%	03/01/2046	2,245	2,700,713
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	625	700,987
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	370	412,538
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	1,111,494
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2038	1,110	1,317,748
Series 2018 A, RB(e)	5.00%	12/31/2043	1,500	1,760,010
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	1,240	1,298,615
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	185	194,598
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2027	1,005	1,071,320
Series 2012, RB(d)(e)	5.00%	07/01/2030	1,215	1,290,221
Series 2012, RB(d)(e)	5.00%	07/01/2037	2,685	2,831,198
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	712,116
Series 2016 A, RB(d)	5.00%	12/01/2041	1,030	1,140,879
Series 2016 A, RB(d)	5.25%	12/01/2056	750	835,987
California State University; Series 2020-XM0923, RB(c)	5.00%	11/01/2048	1,545	1,956,650
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(c)	7.15%	05/15/2044	1,495	1,864,400
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	385	385,574
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(f)(g)	0.00%	01/15/2034	3,145	2,413,536
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,159,809
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,000	3,492,510
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	875	903,096
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,288,944
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	694,843
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,750,338
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(i)	6.25%	08/01/2043	1,500	1,614,255
Oakland (Port of), CA; Series 2012 P, Ref. RB(e)(j)(k)	5.00%	05/01/2022	2,730	2,908,296
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	465	508,412
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, RB (INS - NATL)(f)(g)	0.00%	06/01/2021	9,000	8,972,820
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,752,248
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(c)(j)(k)	5.00%	08/01/2021	8,490	8,867,465
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(e)	5.00%	05/01/2025	850	866,507
Series 2011 F, Ref. RB(e)	5.00%	05/01/2026	1,700	1,732,368
Series 2019 A, Ref. RB(e)	5.00%	05/01/2036	875	1,104,162
Series 2019 A, Ref. RB(e)	5.00%	05/01/2039	1,760	2,203,626
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(c)(j)(k)	5.00%	11/01/2021	3,690	3,898,928
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	555,854
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	$ 2,605	$ 826,749
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	1,780	2,073,593
Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,740	2,095,952
				99,017,511
Colorado–3.37%
Arkansas (State of) River Power Authority; Series 2006, RB(j)	5.88%	10/01/2026	925	1,097,910
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	797,761
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,379,373
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(j)(k)	5.00%	06/01/2027	435	560,628
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	690	635,587
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,500	1,505,685
Series 2010, RB	6.00%	01/15/2034	1,200	1,204,056
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	531,600
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(h)	5.00%	08/01/2044	935	1,126,591
Denver (City & County of), CO;
Series 2012 B, RB(j)(k)	5.00%	11/15/2022	1,400	1,529,458
Series 2018 A, Ref. RB(c)(e)	5.25%	12/01/2048	1,315	1,604,550
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,270	859,561
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	699,624
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	551,878
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	516,130
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	2,374,860
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	584,232
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	500	523,745
				18,083,229
District of Columbia–1.32%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	470,566
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,223,819
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,390,752
				7,085,137
Florida–9.54%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	370	413,963
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
Broward (County of), FL;
Series 2012 A, RB(j)(k)	5.00%	10/01/2022	2,460	2,676,111
Series 2013 C, RB(j)(k)	5.25%	10/01/2023	1,900	2,166,627
Series 2015 A, RB(e)	5.00%	10/01/2045	1,075	1,226,155
Series 2017, RB(c)(e)(h)	5.00%	10/01/2047	1,935	2,276,895
Series 2019 B, RB(e)	4.00%	09/01/2044	625	678,625
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	190	191,195
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(c)(h)	5.00%	07/01/2049	1,775	2,213,709
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(b)(d)(l)	7.75%	05/15/2035	1,000	773,750
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(j)(k)	6.00%	04/01/2023	1,100	1,245,497
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,605,495
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/2027	1,800	1,840,464
Greater Orlando Aviation Authority; Series 2019 A, RB(e)	4.00%	10/01/2044	1,750	2,003,628
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(e)	5.00%	10/01/2048	1,555	1,872,033
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	155	160,219
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	$ 485	$ 506,456
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	218,532
Series 2020 A, Ref. RB	5.75%	08/15/2055	440	454,494
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	310	310,989
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	785,232
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(e)(j)(k)	5.00%	10/01/2022	3,780	4,102,623
Series 2012 B, Ref. RB	5.00%	10/01/2032	870	939,965
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,375	1,484,038
Series 2012 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2035	1,450	1,561,592
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,132,736
Series 2020 B, RB	4.00%	07/01/2050	1,125	1,328,175
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	2,890	3,384,363
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,000	1,002,820
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	185	185,666
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(e)	5.00%	10/01/2047	1,535	1,800,893
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	109,635
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	105,270
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	85,982
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	392,160
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(j)(k)	5.00%	12/01/2024	1,125	1,332,473
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(c)	5.00%	10/01/2031	2,805	2,944,885
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	761,775
Reunion East Community Development District;
Series 2005, RB(b)(m)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	180	181,467
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	496,596
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,095,790
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,118,716
				51,167,761
Georgia–2.39%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	6,015	7,078,452
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,426,811
Brookhaven Development Authority;
Series 2020, RB(c)(h)	4.00%	07/01/2044	845	987,332
Series 2020, RB(c)(h)	4.00%	07/01/2049	1,250	1,454,900
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	892,868
				12,840,363
Hawaii–2.83%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,170,725
Series 2015 A, RB(e)	5.00%	07/01/2041	645	739,892
Series 2015 A, RB(e)	5.00%	07/01/2045	1,295	1,476,922
Series 2018 A, RB(e)	5.00%	07/01/2043	1,150	1,385,083
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(j)	5.50%	07/01/2043	2,500	2,744,025
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,081,020
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(c)	5.00%	07/01/2031	2,160	2,584,483
				15,182,150
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	607,405
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Regents of the University of Idaho; Series 2011, Ref. RB(k)	5.25%	04/01/2021	$ 1,055	$ 1,069,865
				1,677,270
Illinois–19.63%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	820	820,828
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(g)	0.00%	01/01/2029	1,710	1,494,386
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	849,728
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	346,122
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	276,081
Series 2011 A, RB(j)(k)	5.25%	01/01/2022	2,785	2,937,339
Series 2011, COP	7.13%	05/01/2021	379	379,313
Series 2012 A, GO Bonds	5.00%	01/01/2033	625	634,525
Series 2012 A, GO Bonds (INS - BAM)(f)	5.00%	01/01/2033	1,190	1,233,471
Series 2012, RB	5.00%	01/01/2042	2,585	2,686,099
Series 2014, RB	5.00%	11/01/2044	665	743,743
Series 2014, Ref. RB	5.00%	01/01/2029	890	923,989
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,780,520
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,750,570
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(e)	5.50%	01/01/2031	2,600	2,839,070
Series 2014 A, Ref. RB(e)	5.00%	01/01/2041	950	1,036,061
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,034,311
Series 2015 C, RB(e)	5.00%	01/01/2046	645	727,689
Series 2015 D, RB	5.00%	01/01/2046	450	513,608
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,233,710
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	501,500
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	535	656,557
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	565,812
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	791,175
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,583,910
Chicago (City of), IL Transit Authority;
Series 2011, RB(c)(h)(j)(k)	5.25%	12/01/2021	4,185	4,364,662
Series 2014, RB	5.00%	12/01/2044	2,850	3,234,379
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2041	1,485	1,639,856
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,660	1,784,417
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,101,860
Series 2014, GO Bonds	5.00%	05/01/2035	355	370,002
Series 2014, GO Bonds	5.00%	05/01/2036	850	886,015
Series 2016, GO Bonds	5.00%	11/01/2036	895	953,793
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	212,222
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	123,249
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	2,062,191
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	672,503
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,031,960
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,593,663
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	457,055
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,173,848
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB(j)(k)	5.00%	03/01/2022	1,000	1,059,367
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,237,115
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	270	270,157
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,123,640
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	450	486,896
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	48,032
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	431,980
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(d)(k)	4.75%	08/01/2030	$ 620	$ 644,825
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,059,128
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB (Acquired 04/01/2016; Cost $34,300)(b)(l)	2.00%	05/15/2055	257	12,862
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,260
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,783,237
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(j)(k)	5.50%	02/15/2021	2,595	2,656,138
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,353
Series 2017, Ref. RB	5.25%	02/15/2037	145	141,285
Series 2017, Ref. RB	5.25%	02/15/2047	620	573,512
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	2,460	2,684,721
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,100	1,677,017
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,924,125
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	920	1,033,721
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	840	943,219
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,125	3,385,563
Series 2014 C, RB(c)	5.00%	01/01/2039	3,760	4,333,513
Series 2015 A, RB(c)	5.00%	01/01/2040	1,500	1,752,135
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,000	1,466,000
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,425	3,468,292
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP - GNMA)(e)	7.60%	04/01/2027	15	15,068
Railsplitter Tobacco Settlement Authority; Series 2010, RB(j)(k)	5.50%	06/01/2021	3,625	3,720,990
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	1,685	2,307,978
Series 2002 A, RB (INS - NATL)(f)	6.00%	07/01/2029	860	1,165,704
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,079,564
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	3,135	3,613,495
				105,252,684
Indiana–3.32%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,550	2,646,543
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(e)	5.00%	07/01/2035	500	538,660
Series 2013 A, RB(e)	5.00%	07/01/2048	440	468,772
Series 2013, RB(e)	5.00%	07/01/2040	2,940	3,151,592
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	634,675
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,641,009
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(o)(p)	0.03%	11/01/2037	3,790	3,790,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(j)(k)	5.25%	07/01/2023	1,000	1,128,250
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,117,575
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(e)	6.75%	01/01/2034	1,500	1,702,170
				17,819,246
Iowa–1.55%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	965	1,049,360
Series 2013, RB(d)	5.88%	12/01/2027	825	851,367
Series 2013, Ref. RB(k)	5.25%	12/01/2037	965	1,049,457
Series 2019, Ref. RB	3.13%	12/01/2022	290	296,128
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	665	712,408
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	$ 210	$ 213,142
Series 2005 C, RB	5.50%	06/01/2042	1,465	1,486,916
Series 2005 C, RB	5.63%	06/01/2046	1,040	1,055,558
Series 2005 E, RB(g)	0.00%	06/01/2046	9,640	1,617,785
				8,332,121
Kansas–0.25%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,365,709
Kentucky–2.32%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(k)(q)	1.50%	02/01/2025	530	524,424
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	835	885,459
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,634,185
Series 2015 A, RB	5.00%	01/01/2045	255	273,187
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,066,915
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	845,897
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(k)	4.00%	02/01/2028	1,115	1,323,204
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,098,620
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(f)(h)	5.00%	09/01/2044	2,860	3,683,365
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,112,890
				12,448,146
Louisiana–1.41%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2033	2,000	2,215,500
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(d)	3.90%	11/01/2044	735	738,837
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	500	566,420
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2043	335	403,758
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	520	521,451
Series 2013 A, Ref. RB	5.25%	05/15/2031	655	673,746
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,315,542
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,108,243
				7,543,497
Maryland–0.78%
Baltimore (City of), MD (Water); Series 2020 A, RB	5.00%	07/01/2050	590	765,909
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	312,021
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	680,471
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,325,319
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	720,760
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	399,670
				4,204,150
Massachusetts–1.93%
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,182,686
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,852,012
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(d)	5.00%	07/15/2036	235	277,836
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB(j)(k)	5.00%	07/01/2021	$ 1,575	$ 1,619,399
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(j)(k)	7.25%	01/01/2021	900	905,121
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(e)	5.00%	07/01/2036	740	930,113
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB(c)(j)(k)	5.00%	08/01/2021	1,500	1,566,135
				10,333,302
Michigan–4.27%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	250	256,088
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(f)(h)	5.00%	07/01/2043	1,590	1,771,037
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(o)	0.21%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,190	2,634,417
Michigan (State of) Finance Authority; Series 2014 C-1, RB(j)(k)	5.00%	07/01/2022	950	1,021,449
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,624,193
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	764,101
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(f)	5.00%	07/01/2031	2,500	2,870,075
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	541,875
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	546,222
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,133,250
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	131,365
Series 2020, Ref. RB	5.00%	06/01/2045	360	370,980
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(j)(k)	5.00%	06/01/2024	1,740	2,015,720
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(c)	5.00%	12/01/2046	2,965	3,519,307
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,267,910
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(e)	5.00%	06/30/2033	600	731,532
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,200,109
				22,899,630
Minnesota–0.29%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	418,684
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,128,564
				1,547,248
Mississippi–0.23%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(f)	5.00%	01/01/2048	1,010	1,214,010
Missouri–1.32%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	830,656
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,733,994
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(e)(f)	5.00%	03/01/2049	745	903,834
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	406,745
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	281,191
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,236,535
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,708,761
				7,101,716
Nebraska–1.61%
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.25%	09/01/2037	1,000	1,078,500
Series 2012, RB(r)	5.00%	09/01/2042	3,250	3,491,052
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	213,533
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	2,351,711
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Central Plains Energy Project (No. 4); Series 2018, RB(k)	5.00%	01/01/2024	$ 1,345	$ 1,515,734
				8,650,530
New Hampshire–0.38%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,340	2,023,373
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,096
				2,024,469
New Jersey–6.61%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	685	863,189
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	465	562,320
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - NATL)(c)(f)(h)	5.50%	09/01/2022	2,820	3,065,622
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(e)	5.13%	09/15/2023	500	524,095
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2037	715	794,301
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	2,000	2,201,920
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(e)	5.00%	12/01/2024	830	953,072
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,500	989,295
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,906,839
Series 2011 A, RB(j)(k)	5.50%	06/15/2021	800	822,840
Series 2011 B, RB	5.50%	06/15/2031	790	809,165
Series 2014, RB	5.00%	06/15/2030	685	831,296
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,301,559
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	406,677
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,108,206
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2029	1,190	1,382,732
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2030	405	468,674
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2031	565	651,711
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	900,253
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(j)(k)	5.00%	07/01/2022	2,600	2,797,704
New Jersey Economic Development Authority; Series 2004 A, RB(c)(j)	5.25%	07/01/2026	6,625	7,974,115
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(e)	5.00%	12/01/2023	1,085	1,137,568
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	2,234,850
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	754,300
				35,442,303
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	317,142
New York–20.15%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(e)	5.25%	12/31/2033	200	215,108
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,071,739
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(c)(f)	4.00%	02/15/2047	2,470	2,749,234
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,495,680
Series 2016 A, Ref. RB	5.25%	11/15/2032	465	560,478
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	121,721
Series 2019 A, RB (INS - AGM)(c)(f)	4.00%	11/15/2046	1,995	2,220,335
Series 2020 A-2, RB	4.00%	02/01/2022	870	883,850
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	1,510	1,655,277
Series 2017 C-1, RB	5.00%	11/15/2023	450	481,649
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	295	332,713
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,168,220
Series 2020 D-3, RB	4.00%	11/15/2050	870	921,295
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(c)(e)(h)	5.00%	09/15/2028	2,460	3,105,701
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036	$ 2,250	$ 2,264,625
Series 2010, RB	5.50%	12/01/2031	500	503,245
New York (City of), NY; Series 2020-XM0925, GO Bonds(c)	5.00%	08/01/2043	1,730	2,195,405
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)	5.00%	06/15/2045	5,515	5,934,140
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,112,370
Series 2020 GG-1, RB(c)	5.00%	06/15/2050	3,225	4,172,763
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,167,230
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,881,707
New York (State of) Dormitory Authority; Series 2018 E, RB(c)	5.00%	03/15/2045	4,260	5,305,148
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(c)	5.00%	03/15/2030	2,505	2,567,475
Series 2013 A, RB(j)(k)	5.00%	02/15/2023	7,900	8,734,872
Series 2014 C, RB(c)	5.00%	03/15/2040	4,210	4,777,845
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,179,209
New York (State of) Thruway Authority; Series 2011 A-1, RB(c)	5.00%	04/01/2029	4,140	4,245,156
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	2,785	3,185,789
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(c)	4.00%	11/01/2045	2,490	2,894,525
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	4,995	5,177,717
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,101,480
New York Power Authority; Series 2020-XF0956, Ctfs.(c)	4.00%	11/15/2050	2,750	3,249,290
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(c)	4.00%	01/01/2050	4,030	4,571,713
Series 2020-XX1127, Ctfs. (INS - AGM)(c)(f)(h)	4.00%	01/01/2050	1,950	2,251,782
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(e)	5.00%	08/01/2021	1,540	1,555,970
Series 2020, Ref. RB(e)	5.25%	08/01/2031	490	534,972
Series 2020, Ref. RB(e)	5.38%	08/01/2036	705	773,723
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	1,285	1,296,539
Series 2016, Ref. RB(e)	5.00%	08/01/2031	1,000	1,005,050
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2031	180	208,098
Series 2018, RB(e)	5.00%	01/01/2033	1,565	1,792,472
Series 2018, RB(e)	5.00%	01/01/2034	1,285	1,467,213
Series 2018, RB(e)	4.00%	01/01/2036	1,125	1,211,130
Series 2018, RB(e)	5.00%	01/01/2036	335	380,195
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(e)	5.00%	10/01/2040	1,495	1,740,942
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	2,465	2,690,621
Series 2016 A, RB(e)	5.25%	01/01/2050	1,355	1,488,304
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,307,458
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(j)	6.13%	01/01/2021	230	231,120
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,912,103
				108,052,396
North Carolina–2.39%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,810	1,928,627
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(j)(k)	5.00%	10/01/2025	7,265	8,954,604
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,230	1,918,468
				12,801,699
North Dakota–0.63%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,801,758
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,594,325
				3,396,083
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–7.41%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$ 645	$ 758,307
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	908,699
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,800,563
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,287,654
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	471,177
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	422,571
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,365	2,673,940
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,580	8,524,620
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	6,405	954,473
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	969,435
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	620	646,108
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,521,104
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(c)(j)(k)	5.00%	11/15/2021	2,685	2,839,065
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(j)(k)	8.00%	07/01/2022	765	851,958
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(j)(k)	5.25%	06/01/2022	2,750	2,956,222
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,135	1,214,677
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,254,045
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(j)(k)	6.25%	06/01/2021	875	901,206
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,250	1,442,113
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(d)	6.00%	04/01/2038	1,025	461,947
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(e)(f)	5.00%	12/31/2039	615	701,051
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(e)(k)	2.60%	10/01/2029	1,000	1,040,170
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(e)	4.25%	01/15/2038	440	482,997
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(o)	0.02%	01/01/2043	1,000	1,000,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,245	1,632,730
				39,716,832
Oklahoma–1.84%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	2,035	2,473,074
Series 2017, RB(c)	5.00%	07/01/2047	1,985	2,387,558
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	3,745	4,425,729
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,386,455)(b)(l)	5.00%	08/01/2052	1,485	579,150
				9,865,511
Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	399,791
University of Oregon; Series 2020, RB(c)(h)	5.00%	04/01/2050	2,500	3,186,225
				3,586,016
Pennsylvania–3.18%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	625	691,550
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,186,980
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	500	284,705
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	557,135
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(i)	4.75%	12/01/2037	$ 740	$ 825,500
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,091,674
Series 2018 B, RB	5.25%	12/01/2048	875	1,066,949
Subseries 2010 B-2, RB(j)(k)	5.75%	12/01/2020	1,320	1,320,000
Subseries 2010 B-2, RB(j)(k)	6.00%	12/01/2020	1,550	1,550,000
Subseries 2014 A-2, RB(i)	5.13%	12/01/2039	1,000	1,050,790
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,086,210
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	1,018,500
Series 2017 B, Ref. RB(e)	5.00%	07/01/2047	2,190	2,567,315
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	110	125,889
Series 2020, Ref. RB(d)	5.00%	06/15/2050	210	237,029
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	637,704
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	734,578
				17,032,508
Puerto Rico–4.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,642,388
Series 2002, RB	5.63%	05/15/2043	1,110	1,115,883
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	686,596
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	172,020
Series 2008 A, RB(g)	0.00%	05/15/2057	11,190	719,181
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	300	308,555
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,125	1,141,875
Series 2012 A, RB	5.00%	07/01/2033	130	134,875
Series 2012 A, RB	5.13%	07/01/2037	1,185	1,230,919
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,440	1,529,280
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	550	584,771
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	480	510,336
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	500	503,415
Series 2007 CC, Ref. RB (INS - AGM)(f)	5.25%	07/01/2033	920	1,083,466
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	575	610,650
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	900	1,064,709
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2036	800	949,168
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	1,510	1,553,065
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	335	293,896
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	654,141
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,399,419
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	458,848
Series 2018 A-1, RB(g)	0.00%	07/01/2051	3,100	672,607
Series 2018 A-1, RB	4.75%	07/01/2053	1,015	1,102,726
Series 2018 A-1, RB	5.00%	07/01/2058	2,340	2,580,950
Series 2019 A-2, RB	4.33%	07/01/2040	815	871,202
				24,574,941
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	597,575
South Carolina–1.28%
Greenville (City of), SC; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	04/01/2021	45	45,185
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(j)(k)	5.25%	08/01/2023	$ 1,200	$ 1,358,508
South Carolina (State of) Ports Authority; Series 2015, RB(e)(j)(k)	5.25%	07/01/2025	3,650	4,452,671
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	890	1,021,008
				6,877,372
South Dakota–0.50%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,399,230
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,274,317
				2,673,547
Tennessee–2.73%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,569,967
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(g)	0.00%	07/01/2026	12,525	11,672,548
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	800,829
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(e)	5.00%	07/01/2049	490	599,917
				14,643,261
Texas–16.74%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,726,064
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	530	663,163
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,447,175
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(e)	5.00%	11/01/2030	1,000	1,073,480
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(c)(j)(k)	5.00%	11/01/2021	2,000	2,112,260
Houston (City of), TX; Series 2011 D, RB(c)(j)(k)	5.00%	11/15/2021	3,150	3,332,732
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(e)	5.00%	07/15/2028	375	412,128
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	4.75%	07/01/2024	1,990	2,057,799
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,015	1,089,247
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,399,799
Series 2012-A, Ref. RB(j)(k)	5.00%	05/15/2022	5	5,338
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,528,620
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(e)(f)	5.13%	11/01/2028	5,000	6,331,800
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	2,305	2,448,048
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	187,629
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,074,690
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,077,138
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	2,505	2,701,567
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	398,194
Series 2017, Ref. RB	5.00%	01/01/2047	460	493,640
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	1,870	1,889,897
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	668,870
North Texas Tollway Authority;
Series 2011 A, RB(c)(h)(j)(k)	5.50%	09/01/2021	3,180	3,348,794
Series 2015 B, Ref. RB(c)(h)	5.00%	01/01/2040	7,525	8,148,823
San Antonio (City of), TX; Series 2013, RB(j)(k)	5.00%	02/01/2023	2,000	2,204,420
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	2,585	3,051,412
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,716,824
Series 2016, Ref. RB	5.00%	05/15/2045	755	800,270
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(b)	5.63%	11/15/2027	$ 1,000	$ 650,000
Series 2007, RB(b)	5.75%	11/16/2037	585	380,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	335	267,152
Series 2017 A, RB	6.38%	02/15/2048	1,490	1,201,432
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	63,935
Series 2020, Ref. RB	6.75%	11/15/2051	60	63,656
Series 2020, Ref. RB	6.88%	11/15/2055	60	63,982
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,815,373
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,554,333
Series 2019, RB(g)	0.00%	08/01/2040	1,500	683,190
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(j)(k)	5.00%	08/15/2022	3,310	3,581,122
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	2,650	1,432,696
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	955	492,713
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,359,414
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	210	252,689
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,960	4,646,902
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	1,650	1,774,691
Series 2012, RB	5.00%	12/15/2030	1,000	1,071,200
Series 2012, RB	5.00%	12/15/2031	4,875	5,213,032
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	870	955,973
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(e)	7.00%	12/31/2038	1,150	1,321,247
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(e)	5.00%	06/30/2058	1,780	2,106,523
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	410	414,289
				89,755,615
Utah–1.22%
Salt Lake (City of), UT;
Series 2017 A, RB(c)(e)	5.00%	07/01/2047	2,065	2,410,123
Series 2018 A, RB(e)	5.00%	07/01/2048	885	1,059,053
Series 2018 A, RB(e)	5.25%	07/01/2048	1,185	1,443,283
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	1,515	1,631,185
				6,543,644
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	475	475,071
Series 2010 A, RB	5.00%	10/01/2029	890	890,045
				1,365,116
Virginia–2.48%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,504,453
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	245	230,834
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(e)	5.00%	01/01/2040	280	290,276
Series 2019, RB(e)	5.00%	01/01/2044	1,480	1,531,830
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(e)	6.00%	01/01/2037	680	725,070
Series 2012, RB(e)	5.50%	01/01/2042	2,705	2,831,567
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(e)	5.00%	07/01/2034	$ 2,735	$ 2,843,169
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2049	610	697,980
Series 2017, RB(e)	5.00%	12/31/2052	1,285	1,467,830
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,159,480
				13,282,489
Washington–5.14%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(e)	5.50%	07/01/2025	1,675	1,721,883
Kalispel Tribe of Indians; Series 2018 B, RB(d)	5.00%	01/01/2032	700	792,988
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,250	2,674,395
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,423,595
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,400	1,773,912
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(c)(j)	5.00%	06/01/2033	2,700	2,792,556
Series 2011 C, GO Bonds(c)(j)	5.00%	06/01/2041	645	667,111
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,001,018
Series 2018, RB(c)(h)	5.00%	07/01/2048	3,130	3,564,788
Series 2018, RB	5.00%	07/01/2048	625	700,543
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(c)(h)	5.00%	08/01/2044	2,710	3,265,306
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)(j)(k)	5.00%	02/01/2021	2,550	2,599,649
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(j)(k)	6.25%	05/15/2021	1,125	1,156,264
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	325	336,824
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	270	279,144
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,797,155
				27,547,131
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	625	668,819
Wisconsin–4.22%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	685	565,084
Series 2017, RB(d)	6.75%	12/01/2042	1,595	1,393,121
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)	5.00%	03/01/2046	2,880	3,289,075
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	465	499,335
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(e)	5.38%	11/01/2021	500	502,055
Series 2007 B, RB(e)	5.75%	11/01/2037	460	461,904
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	4,730	1,299,189
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	18,280	3,981,384
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,836,572
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(j)(k)	5.00%	08/15/2022	1,400	1,513,414
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	310	319,071
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	490	395,793
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,424,136
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,407,646
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	731,178
				22,618,957
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(c)(f)	5.00%	01/01/2047	$ 1,675	$ 1,980,822
TOTAL INVESTMENTS IN SECURITIES(s)–167.05% (Cost $831,086,564)					895,894,815
FLOATING RATE NOTE OBLIGATIONS–(27.30)%
Notes with interest and fee rates ranging from 0.52% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(146,430,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.27)%					(215,956,606)
OTHER ASSETS LESS LIABILITIES–0.52%					2,789,590
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$536,297,799
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $3,621,286, which represented less than 1% of the Trust’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $31,455,426, which represented 5.87% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $32,038,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Restricted security. The aggregate value of these securities at period end was $1,365,762, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(r)	Security subject to crossover refunding.
(s)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.07%

See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $232,609,801 are held by TOB Trusts and serve as collateral for the $146,430,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$895,398,217	$496,598	$895,894,815
Other Investments - Assets
Investments Matured	—	936,490	—	936,490
Total Investments	$—	$896,334,707	$496,598	$896,831,305
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Advantage Municipal Income Trust II